UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2009

Item 1. Schedule of Investments.
CALVERT SOCIAL INDEX FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2009

EQUITY SECURITIES - 96.3%	SHARES	VALUE
Aerospace & Defense - 0.2%
BE Aerospace, Inc.*	1,407	$33,065
Hexcel Corp.*	1,582	20,534
Rockwell Collins, Inc.	2,525	139,784
Spirit AeroSystems Holdings, Inc.*	1,548	30,743
		224,126

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	2,678	157,279
Expeditors International of Washington, Inc.	3,403	118,186
FedEx Corp.	4,644	387,542
United Parcel Service, Inc., Class B	11,167	640,651
		1,303,658

Airlines - 0.3%
Continental Airlines, Inc., Class B*	1,999	35,822
Delta Air Lines, Inc.*	12,323	140,236
Southwest Airlines Co.	11,841	135,342
		311,400

Auto Components - 0.4%
BorgWarner, Inc.	1,787	59,364
Gentex Corp.	2,023	36,111
Johnson Controls, Inc.	10,716	291,904
WABCO Holdings, Inc.	946	24,397
		411,776

Automobiles - 0.1%
Harley-Davidson, Inc.	3,718	93,694

Beverages - 1.6%
Dr Pepper Snapple Group, Inc.	3,755	106,266
Hansen Natural Corp.*	1,107	42,509
PepsiCo, Inc.	25,002	1,520,122
		1,668,897

Biotechnology - 2.3%
Acorda Therapeutics, Inc.*	565	14,249
Alexion Pharmaceuticals, Inc.*	1,404	68,543
Amgen, Inc.*	16,168	914,624
Amylin Pharmaceuticals, Inc.*	1,893	26,862
Biogen Idec, Inc.*	4,608	246,528
Cubist Pharmaceuticals, Inc.*	861	16,333
Dendreon Corp.*	2,088	54,873
Genzyme Corp.*	4,238	207,704
Gilead Sciences, Inc.*	14,541	629,335
Isis Pharmaceuticals, Inc.*	1,392	15,451
Myriad Genetics, Inc.*	1,471	38,393
Onyx Pharmaceuticals, Inc.*	899	26,377
OSI Pharmaceuticals, Inc.*	925	28,703
PDL BioPharma, Inc.	1,963	13,466
United Therapeutics Corp.*	689	36,276
Vertex Pharmaceuticals, Inc.*	3,072	131,635
		2,469,352

Building Products - 0.1%
Lennox International, Inc.	773	30,178
Masco Corp.	5,739	79,256
		109,434

Capital Markets - 3.5%
Affiliated Managers Group, Inc.*	616	41,488
Bank of New York Mellon Corp.	19,092	534,003
Charles Schwab Corp.	15,037	282,996
E*Trade Financial Corp.*	27,601	48,302
Eaton Vance Corp.	1,794	54,556
Federated Investors, Inc., Class B	1,584	43,560
Franklin Resources, Inc.	2,487	262,005
Goldman Sachs Group, Inc.	6,883	1,162,126
Invesco Ltd.	6,847	160,836
Investment Technology Group, Inc.*	677	13,337
Janus Capital Group, Inc.	2,654	35,696
Jefferies Group, Inc.*	1,673	39,700
Lazard Ltd.	1,363	51,753
Legg Mason, Inc.	2,558	77,149
Northern Trust Corp.	3,855	202,002
SEI Investments Co.	2,401	42,066
State Street Corp.	7,897	343,835
Stifel Financial Corp.*	427	25,296
T. Rowe Price Group, Inc.	4,080	217,260
TD Ameritrade Holding Corp.*	3,769	73,043
Waddell & Reed Financial, Inc.	1,290	39,397
		3,750,406

Chemicals - 1.1%
Air Products & Chemicals, Inc.	3,152	255,501
Airgas, Inc.	1,046	49,790
Ecolab, Inc.	3,776	168,334
H.B. Fuller Co.	726	16,516
International Flavors & Fragrances, Inc.	1,178	48,463
Lubrizol Corp.	1,074	78,348
Nalco Holding Co.	2,119	54,056
Praxair, Inc.	4,925	395,527
Sensient Technologies Corp.	767	20,172
Sigma-Aldrich Corp.	1,671	84,436
		1,171,143

Commercial Banks - 4.5%
Associated Banc-Corp.	1,928	21,227
BancorpSouth, Inc.	1,249	29,302
Bank of Hawaii Corp.	705	33,177
BB&T Corp.	10,885	276,152
City National Corp.	622	28,363
Comerica, Inc.	2,411	71,293
Commerce Bancshares, Inc.	1,000	38,720
Cullen/Frost Bankers, Inc.	864	43,200
Fifth Third Bancorp	12,701	123,835
First Financial Bankshares, Inc.	310	16,811
First Horizon National Corp.*	3,313	44,392
FirstMerit Corp.	1,357	27,330
Fulton Financial Corp.	2,805	24,460
Glacier Bancorp, Inc.	922	12,650
Huntington Bancshares, Inc.	10,024	36,588
KeyCorp	13,175	73,121
M&T Bank Corp.	1,138	76,121
Marshall & Ilsley Corp.	7,461	40,662
PNC Financial Services Group, Inc.	7,368	388,957
PrivateBancorp, Inc.	1,009	9,051
Prosperity Bancshares, Inc.	690	27,924
Regions Financial Corp.	18,976	100,383
SunTrust Banks, Inc.	7,966	161,630
SVB Financial Group*	602	25,097
Synovus Financial Corp.	6,230	12,771
TCF Financial Corp.	1,785	24,312
UMB Financial Corp.	499	19,636
United Bankshares, Inc.	646	12,901
US Bancorp	30,535	687,343
Valley National Bancorp	2,096	29,616
Wells Fargo & Co.	82,433	2,224,867
Westamerica Bancorporation	469	25,969
Whitney Holding Corp.	1,109	10,103
Wilmington Trust Corp.	1,140	14,068
Zions Bancorporation	1,897	24,338
		4,816,370

Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	1,736	63,347
Brink's Co.	753	18,328
Covanta Holding Corp.*	1,952	35,312
Herman Miller, Inc.	868	13,871
Pitney Bowes, Inc.	3,315	75,449
RR Donnelley & Sons Co.	3,274	72,912
		279,219

Communications Equipment - 4.1%
3Com Corp.*	5,800	43,500
ADC Telecommunications, Inc.*	1,587	9,855
Adtran, Inc.	975	21,986
Arris Group, Inc.*	1,858	21,237
Ciena Corp.*	1,483	16,076
Cisco Systems, Inc.*	92,117	2,205,281
CommScope, Inc.*	1,344	35,656
F5 Networks, Inc.*	1,210	64,106
Harris Corp.	1,985	94,387
InterDigital, Inc.*	683	18,127
JDS Uniphase Corp.*	3,528	29,106
Juniper Networks, Inc.*	8,431	224,855
Motorola, Inc.*	34,308	266,230
Palm, Inc.*	2,194	22,028
Polycom, Inc.*	1,330	33,210
QUALCOMM, Inc.	26,207	1,212,336
Riverbed Technology, Inc.*	836	19,203
Tekelec*	991	15,142
Tellabs, Inc.*	5,458	31,001
		4,383,322

Computers & Peripherals - 8.9%
Apple, Inc.*	14,197	2,993,579
Dell, Inc.*	27,560	395,762
EMC Corp.*	32,149	561,643
Hewlett-Packard Co.	37,867	1,950,529
International Business Machines Corp.	21,103	2,762,383
Lexmark International, Inc.*	1,159	30,111
NCR Corp.*	2,366	26,333
NetApp, Inc.*	5,369	184,640
QLogic Corp.*	1,782	33,626
SanDisk Corp.*	3,623	105,031
Seagate Technology LLC	7,952	144,647
Sun Microsystems, Inc.*	11,918	111,672
Synaptics, Inc.*	509	15,601
Teradata Corp.*	2,750	86,432
Western Digital Corp.*	3,599	158,896
		9,560,885

Construction & Engineering - 0.1%
AECOM Technology Corp.*	1,467	40,342
EMCOR Group, Inc.*	1,057	28,433
Quanta Services, Inc.*	3,028	63,104
		131,879

Construction Materials - 0.0%
Eagle Materials, Inc.	678	17,662

Consumer Finance - 1.1%
American Express Co.	16,807	681,020
Capital One Financial Corp.	7,149	274,093
Discover Financial Services	8,685	127,756
SLM Corp.*	7,579	85,415
		1,168,284

Containers & Packaging - 0.2%
AptarGroup, Inc.	943	33,703
Bemis Co., Inc.	1,626	48,211
Owens-Illinois, Inc.*	2,662	87,500
Sealed Air Corp.	2,370	51,808
Sonoco Products Co.	1,491	43,612
		264,834

Distributors - 0.1%
Genuine Parts Co.	2,546	96,646

Diversified Consumer Services - 0.2%
Brink's Home Security Holdings, Inc.*	686	22,391
DeVry, Inc.	928	52,645
ITT Educational Services, Inc.*	546	52,394
Matthews International Corp.	469	16,617
Regis Corp.	694	10,806
Sotheby's	1,050	23,604
Strayer Education, Inc.	215	45,685
		224,142

Diversified Financial Services - 5.1%
Bank of America Corp.	138,173	2,080,885
CME Group, Inc.	1,069	359,131
IntercontinentalExchange, Inc.*	1,153	129,482
JPMorgan Chase & Co.	62,806	2,617,126
Moody's Corp.	3,010	80,668
NYSE Euronext	4,136	104,641
The NASDAQ OMX Group, Inc.*	2,456	48,678
		5,420,611

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	94,882	2,659,542
CenturyTel, Inc.	4,717	170,803
Frontier Communications Corp.	4,576	35,738
tw telecom, Inc.*	2,205	37,794
Windstream Corp.	7,020	77,150
		2,981,027

Electric Utilities - 0.1%
Cleco Corp.	966	26,401
Hawaiian Electric Industries, Inc.	1,354	28,298
IDACORP, Inc.	707	22,589
ITC Holdings Corp.	799	41,620
Portland General Electric Co.	1,189	24,267
		143,175

Electrical Equipment - 1.2%
Acuity Brands, Inc.	658	23,451
American Superconductor Corp.*	604	24,704
AMETEK, Inc.	1,633	62,446
Baldor Electric Co.	701	19,691
Belden, Inc.	752	16,484
Brady Corp.	763	22,898
Cooper Industries plc	3,250	138,580
Emerson Electric Co.	12,058	513,671
Energy Conversion Devices, Inc.*	751	7,938
First Solar, Inc.*	755	102,227
General Cable Technologies Corp.*	778	22,889
GrafTech International Ltd.*	1,768	27,492
Hubbell, Inc., Class B	789	37,320
Regal-Beloit Corp.	580	30,125
Rockwell Automation, Inc.	2,259	106,128
Roper Industries, Inc.	1,446	75,727
SunPower Corp.*	868	20,554
Thomas & Betts Corp.*	783	28,023
Woodward Governor Co.	942	24,275
		1,304,623

Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc.*	5,514	171,320
Amphenol Corp.	2,733	126,210
Anixter International, Inc.*	443	20,865
Arrow Electronics, Inc.*	1,843	54,571
Avnet, Inc.*	2,302	69,428
Benchmark Electronics, Inc.*	976	18,456
Corning, Inc.	24,983	482,422
Dolby Laboratories, Inc.*	768	36,657
Flextronics International Ltd.*	12,928	94,504
FLIR Systems, Inc.*	2,399	78,495
Ingram Micro, Inc.*	2,493	43,503
Itron, Inc.*	605	40,880
Jabil Circuit, Inc.	2,906	50,477
National Instruments Corp.	906	26,682
Tech Data Corp.*	757	35,322
Trimble Navigation Ltd.*	1,802	45,410
Tyco Electronics Ltd.	7,308	179,411
		1,574,613

Energy Equipment & Services - 0.7%
Cameron International Corp.*	3,888	162,518
Core Laboratories NV	337	39,806
Dril-Quip, Inc.*	446	25,190
Exterran Holdings, Inc.*	1,002	21,493
FMC Technologies, Inc.*	1,973	114,118
Helix Energy Solutions Group, Inc.*	1,479	17,378
Key Energy Services, Inc.*	1,899	16,692
Noble Corp.	4,172	169,800
SEACOR Holdings, Inc.*	280	21,350
Smith International, Inc.	3,495	94,959
Superior Energy Services, Inc.*	1,226	29,780
Tidewater, Inc.	762	36,538
Unit Corp.*	697	29,623
		779,245

Food & Staples Retailing - 2.0%
BJ's Wholesale Club, Inc.*	809	26,462
Casey's General Stores, Inc.	759	24,227
Costco Wholesale Corp.	6,894	407,918
CVS Caremark Corp.	22,527	725,595
Ruddick Corp.	657	16,905
SUPERVALU, Inc.	3,179	40,405
Sysco Corp.	9,410	262,915
Walgreen Co.	15,832	581,351
Whole Foods Market, Inc.*	1,644	45,128
		2,130,906

Food Products - 1.3%
Campbell Soup Co.	3,418	115,529
Corn Products International, Inc.	1,095	32,007
Del Monte Foods Co.	2,948	33,430
Flowers Foods, Inc.	1,267	30,104
General Mills, Inc.	4,949	350,439
Green Mountain Coffee Roasters, Inc.*	579	47,171
H.J. Heinz Co.	5,007	214,099
Hershey Co.	2,479	88,724
J.M. Smucker Co.	1,884	116,337
Kellogg Co.	3,806	202,479
McCormick & Co., Inc.	1,672	60,409
Ralcorp Holdings, Inc.*	845	50,455
		1,341,183

Gas Utilities - 0.5%
AGL Resources, Inc.	1,146	41,795
Atmos Energy Corp.	1,374	40,396
Energen Corp.	1,114	52,135
EQT Corp.	1,968	86,435
New Jersey Resources Corp.	631	23,599
Nicor, Inc.	664	27,954
Northwest Natural Gas Co.	398	17,926
Oneok, Inc.	1,495	66,632
Piedmont Natural Gas Co., Inc.	1,115	29,826
Questar Corp.	2,749	114,276
South Jersey Industries, Inc.	446	17,028
Southwest Gas Corp.	670	19,115
WGL Holdings, Inc.	811	27,201
		564,318

Health Care Equipment & Supplies - 2.5%
American Medical Systems Holdings, Inc.*	1,105	21,315
Beckman Coulter, Inc.	1,046	68,450
Becton Dickinson & Co.	3,618	285,316
CareFusion Corp.*	2,746	68,677
Cooper Co.'s, Inc.	670	25,540
DENTSPLY International, Inc.	2,376	83,564
Edwards Lifesciences Corp.*	898	77,991
Gen-Probe, Inc.*	726	31,145
Haemonetics Corp.*	411	22,667
Hologic, Inc.*	3,932	57,014
Hospira, Inc.*	2,540	129,540
IDEXX Laboratories, Inc.*	891	47,615
Immucor, Inc.*	1,131	22,891
Intuitive Surgical, Inc.*	604	183,205
Inverness Medical Innovations, Inc.*	1,213	50,352
Kinetic Concepts, Inc.*	929	34,977
Masimo Corp.*	779	23,697
Medtronic, Inc.	17,724	779,502
NuVasive, Inc.*	580	18,548
ResMed, Inc.*	1,166	60,947
St. Jude Medical, Inc.*	5,338	196,332
Stryker Corp.	4,859	244,748
Teleflex, Inc.	586	31,580
Thoratec Corp.*	840	22,613
Varian Medical Systems, Inc.*	1,986	93,044
		2,681,270

Health Care Providers & Services - 1.9%
AMERIGROUP Corp.*	794	21,406
AmerisourceBergen Corp.	4,747	123,754
Cardinal Health, Inc.	5,759	185,670
CIGNA Corp.	4,339	153,037
Coventry Health Care, Inc.*	2,221	53,948
DaVita, Inc.*	1,632	95,864
Express Scripts, Inc.*	4,064	351,333
Health Management Associates, Inc.*	3,615	26,281
Health Net, Inc.*	1,524	35,494
Henry Schein, Inc.*	1,438	75,639
HMS Holdings Corp.*	387	18,843
Laboratory Corp. of America Holdings*	1,696	126,929
LifePoint Hospitals, Inc.*	876	28,479
Lincare Holdings, Inc.*	1,017	37,751
Magellan Health Services, Inc.*	580	23,623
McKesson Corp.	4,290	268,125
Omnicare, Inc.	1,820	44,008
Owens & Minor, Inc.	662	28,420
Patterson Co.'s, Inc.*	1,500	41,970
PSS World Medical, Inc.*	907	20,471
Psychiatric Solutions, Inc.*	873	18,455
Quest Diagnostics, Inc.	2,469	149,078
Universal Health Services, Inc., Class B	671	20,465
VCA Antech, Inc.*	1,252	31,200
WellCare Health Plans, Inc.*	675	24,813
		2,005,056

Health Care Technology - 0.1%
Cerner Corp.*	1,018	83,924
IMS Health, Inc.	2,719	57,262
		141,186

Hotels, Restaurants & Leisure - 0.3%
Brinker International, Inc.	1,665	24,842
Chipotle Mexican Grill, Inc.*	239	21,070
Panera Bread Co.*	445	29,801
Starbucks Corp.*	11,665	268,995
Wendy's/Arby's Group, Inc.	5,546	26,011
		370,719

Household Durables - 0.4%
Black & Decker Corp.	899	58,282
D.R. Horton, Inc.	4,275	46,469
Garmin Ltd.	1,827	56,089
Harman International Industries, Inc.	1,039	36,656
KB Home	1,210	16,553
Mohawk Industries, Inc.*	850	40,460
Pulte Homes, Inc.*	5,145	51,450
Tupperware Brands Corp.	939	43,729
Whirlpool Corp.	1,173	94,614
		444,302

Household Products - 3.8%
Church & Dwight Co., Inc.	1,078	65,165
Clorox Co.	2,209	134,749
Colgate-Palmolive Co.	7,978	655,393
Kimberly-Clark Corp.	6,631	422,461
Procter & Gamble Co.	46,807	2,837,908
		4,115,676

Industrial Conglomerates - 0.8%
3M Co.	10,236	846,210
Carlisle Co.'s, Inc.	902	30,903
		877,113

Insurance - 3.6%
ACE Ltd.*	5,316	267,926
Aflac, Inc.	7,444	344,285
Alleghany Corp.*	99	27,324
Allied World Assurance Co. Holdings Ltd.	573	26,398
American Financial Group, Inc.	1,159	28,917
AON Corp.	3,898	149,449
Arch Capital Group Ltd.*	816	58,385
Arthur J. Gallagher & Co.	1,497	33,697
Aspen Insurance Holdings Ltd.	1,113	28,326
AXIS Capital Holdings Ltd.	2,202	62,559
Brown & Brown, Inc.	1,834	32,957
Chubb Corp.	5,455	268,277
Cincinnati Financial Corp.	2,339	61,375
Endurance Specialty Holdings Ltd.	755	28,109
Everest Re Group Ltd.	859	73,599
Fidelity National Financial, Inc.	3,412	45,926
First American Corp.	1,786	59,134
Genworth Financial, Inc.*	7,676	87,123
Hanover Insurance Group, Inc.	740	32,878
Hartford Financial Services Group, Inc.	6,155	143,165
HCC Insurance Holdings, Inc.	1,728	48,332
Lincoln National Corp.	4,824	120,021
Markel Corp.*	147	49,980
Montpelier Re Holdings Ltd.	1,151	19,935
PartnerRe Ltd.	971	72,495
Platinum Underwriters Holdings Ltd.	746	28,564
Principal Financial Group, Inc.	4,795	115,272
ProAssurance Corp.*	489	26,264
Progressive Corp.*	10,129	182,221
Protective Life Corp.	1,338	22,144
Prudential Financial, Inc.	7,362	366,333
RenaissanceRe Holdings Ltd.	960	51,024
StanCorp Financial Group, Inc.	725	29,016
Torchmark Corp.	1,274	55,992
Transatlantic Holdings, Inc.	880	45,857
Travelers Co.'s, Inc.	8,726	435,078
Unum Group	5,288	103,222
White Mountains Insurance Group Ltd.	115	38,256
Willis Group Holdings Ltd.*	2,656	70,065
WR Berkley Corp.	2,170	53,469
XL Capital Ltd.	5,464	100,155
		3,893,504

Internet & Catalog Retail - 1.0%
Amazon.com, Inc.*	4,927	662,780
Expedia, Inc.*	3,382	86,951
Liberty Media Corp. - Interactive*	9,013	97,701
NetFlix, Inc.*	681	37,550
priceline.com, Inc.*	701	153,169
		1,038,151

Internet Software & Services - 3.2%
Akamai Technologies, Inc.*	2,758	69,860
AOL, Inc.*	1,593	37,085
Digital River, Inc.*	628	16,950
eBay, Inc.*	17,526	412,562
Equinix, Inc.*	584	61,992
Google, Inc.*	3,850	2,386,923
j2 Global Communications, Inc.*	669	13,614
ValueClick, Inc.*	1,401	14,178
VistaPrint NV*	589	33,373
Yahoo!, Inc.*	20,903	350,752
		3,397,289

IT Services - 2.6%
Acxiom Corp.*	1,179	15,822
Alliance Data Systems Corp.*	773	49,928
Amdocs Ltd.*	3,018	86,103
Automatic Data Processing, Inc.	8,011	343,031
Broadridge Financial Solutions, Inc.	2,105	47,489
Cognizant Technology Solutions Corp.*	4,664	211,279
Convergys Corp.*	1,857	19,963
Cybersource Corp.*	1,042	20,955
DST Systems, Inc.*	640	27,872
Fidelity National Information Services, Inc.	5,272	123,576
Fiserv, Inc.*	2,485	120,473
Global Payments, Inc.	1,229	66,194
Hewitt Associates, Inc.*	1,288	54,431
Iron Mountain, Inc.*	2,949	67,119
Lender Processing Services, Inc.	1,460	59,363
Mantech International Corp.*	328	15,836
MasterCard, Inc.	1,536	393,185
NeuStar, Inc.*	1,189	27,394
Paychex, Inc.	5,175	158,562
Total System Services, Inc.	2,951	50,964
Visa, Inc.	7,348	642,656
Western Union Co.	11,053	208,349
Wright Express Corp.*	573	18,256
		2,828,800

Leisure Equipment & Products - 0.1%
Mattel, Inc.	5,771	115,304
Polaris Industries, Inc.	506	22,077
		137,381

Life Sciences - Tools & Services - 0.8%
Bio-Rad Laboratories, Inc.*	278	26,816
Dionex Corp.*	265	19,576
Illumina, Inc.*	1,906	58,419
Life Technologies Corp.*	2,848	148,751
Mettler-Toledo International, Inc.*	502	52,705
Millipore Corp.*	840	60,774
Pharmaceutical Product Development, Inc.	1,651	38,699
Techne Corp.	562	38,531
Thermo Fisher Scientific, Inc.*	6,518	310,843
Varian, Inc.*	476	24,533
Waters Corp.*	1,539	95,356
		875,003

Machinery - 2.4%
Actuant Corp.	928	17,196
AGCO Corp.*	1,371	44,338
Bucyrus International, Inc.	1,122	63,247
CLARCOR, Inc.	825	26,763
Cummins, Inc.	2,883	132,214
Danaher Corp.	3,938	296,138
Deere & Co.	6,724	363,701
Donaldson Co., Inc.	1,055	44,880
Dover Corp.	2,970	123,582
Eaton Corp.	2,644	168,211
ESCO Technologies, Inc.	388	13,910
Flowserve Corp.	903	85,361
Gardner Denver, Inc.	760	32,338
Graco, Inc.	972	27,770
Harsco Corp.	1,236	39,836
IDEX Corp.	1,210	37,691
Illinois Tool Works, Inc.	6,850	328,731
Lincoln Electric Holdings, Inc.	600	32,076
Nordson Corp.	452	27,653
PACCAR, Inc.	5,500	199,485
Pall Corp.	1,867	67,585
Parker Hannifin Corp.	2,573	138,633
Pentair, Inc.	1,514	48,902
Snap-on, Inc.	849	35,879
SPX Corp.	754	41,244
Terex Corp.*	1,597	31,637
The Stanley Works	1,284	66,139
Toro Co.	564	23,581
Valmont Industries, Inc.	293	22,986
		2,581,707

Marine - 0.1%
Alexander & Baldwin, Inc.	679	23,242
Kirby Corp.*	794	27,655
		50,897

Media - 2.4%
CBS Corp., Class B	9,331	131,101
DIRECTV*	15,360	512,257
Discovery Communications, Inc.*	2,100	55,692
DISH Network Corp.	3,355	69,683
DreamWorks Animation SKG, Inc.*	1,047	41,828
Gannett Co., Inc.	3,446	51,173
John Wiley & Sons, Inc.	718	30,070
Lamar Advertising Co.*	844	26,240
Liberty Global, Inc.*	1,859	40,731
Liberty Media Corp. - Capital*	1,255	29,969
Liberty Media Corp. - Starz*	737	34,013
McGraw-Hill Co.'s, Inc.	5,022	168,287
Meredith Corp.	540	16,659
Omnicom Group, Inc.	4,963	194,301
Scripps Networks Interactive, Inc.	1,351	56,066
Time Warner Cable, Inc.	5,627	232,902
Time Warner, Inc.	18,647	543,374
Viacom, Inc., Class B*	8,767	260,643
Virgin Media, Inc.	4,668	78,562
Washington Post Co., Class B	88	38,685
		2,612,236

Metals & Mining - 0.1%
Compass Minerals International, Inc.	479	32,184
Reliance Steel & Aluminum Co.	960	41,491
Schnitzer Steel Industries, Inc.	356	16,981
		90,656

Multiline Retail - 1.0%
Big Lots, Inc.*	1,221	35,384
Dollar Tree, Inc.*	1,437	69,407
Family Dollar Stores, Inc.	2,041	56,801
Kohl's Corp.*	4,585	247,269
Nordstrom, Inc.	2,689	101,053
Target Corp.	10,919	528,152
		1,038,066

Multi-Utilities - 0.4%
Consolidated Edison, Inc.	4,481	203,572
Integrys Energy Group, Inc.	1,146	48,120
MDU Resources Group, Inc.	2,591	61,148
NiSource, Inc.	4,374	67,272
OGE Energy Corp.	1,479	54,560
		434,672

Office Electronics - 0.1%
Xerox Corp.	13,930	117,848
Zebra Technologies Corp.*	878	24,900
		142,748

Oil, Gas & Consumable Fuels - 2.1%
Bill Barrett Corp.*	550	17,110
Chesapeake Energy Corp.	10,344	267,703
Cimarex Energy Co.	1,239	65,630
Comstock Resources, Inc.*	680	27,588
Denbury Resources, Inc.*	3,832	56,714
Encore Acquisition Co.*	797	38,272
EOG Resources, Inc.	4,023	391,438
EXCO Resources, Inc.	2,562	54,391
Mariner Energy, Inc.*	1,438	16,695
Overseas Shipholding Group, Inc.	366	16,086
Pioneer Natural Resources Co.	1,820	87,669
Plains Exploration & Production Co.*	2,072	57,311
Quicksilver Resources, Inc.*	1,768	26,538
Range Resources Corp.	2,500	124,625
Southern Union Co.	1,564	35,503
Southwestern Energy Co.*	5,461	263,220
Spectra Energy Corp.	10,207	209,345
St. Mary Land & Exploration Co.	920	31,501
Whiting Petroleum Corp.*	757	54,088
World Fuel Services Corp.	876	23,468
XTO Energy, Inc.	9,212	428,634
		2,293,529

Paper & Forest Products - 0.1%
Domtar Corp.*	621	34,410
MeadWestvaco Corp.	2,240	64,131
		98,541

Personal Products - 0.4%
Alberto-Culver Co.	1,313	38,458
Avon Products, Inc.	6,815	214,672
Estee Lauder Co.'s, Inc.	1,889	91,352
NBTY, Inc.*	838	36,487
		380,969

Pharmaceuticals - 5.5%
Allergan, Inc.	4,911	309,442
Auxilium Pharmaceuticals, Inc.*	640	19,187
Bristol-Myers Squibb Co.	29,116	735,179
Endo Pharmaceuticals Holdings, Inc.*	1,537	31,524
Forest Laboratories, Inc.*	4,817	154,674
Johnson & Johnson	44,172	2,845,119
Medicis Pharmaceutical Corp.	928	25,102
Perrigo Co.	1,268	50,517
Pfizer, Inc.	96,485	1,755,062
		5,925,806

Professional Services - 0.3%
Dun & Bradstreet Corp.	842	71,039
FTI Consulting, Inc.*	769	36,266
Huron Consulting Group, Inc.*	323	7,442
IHS, Inc.*	712	39,025
Manpower, Inc.	1,245	67,952
Monster Worldwide, Inc.*	1,994	34,696
Robert Half International, Inc.	2,331	62,308
Watson Wyatt Worldwide, Inc.*	627	29,795
		348,523

Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	3,947	47,838
CB Richard Ellis Group, Inc.*	3,700	50,209
Jones Lang LaSalle, Inc.	631	38,112
St. Joe Co.*	1,375	39,724
		175,883

Road & Rail - 0.1%
Con-way, Inc.	759	26,496
Kansas City Southern*	1,476	49,136
Ryder System, Inc.	822	33,842
		109,474

Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc.*	9,792	94,787
Altera Corp.	4,685	106,022
Analog Devices, Inc.	4,633	146,310
Applied Materials, Inc.	21,427	298,692
Atheros Communications, Inc.*	976	33,418
Atmel Corp.*	5,947	27,416
Cypress Semiconductor Corp.*	2,344	24,753
Fairchild Semiconductor International, Inc.*	1,934	19,321
Formfactor, Inc.*	739	16,081
Integrated Device Technology, Inc.*	2,670	17,275
Intel Corp.	88,829	1,812,112
Intersil Corp.	1,808	27,735
KLA-Tencor Corp.	2,726	98,572
Lam Research Corp.*	1,925	75,479
Linear Technology Corp.	3,292	100,538
LSI Corp.*	9,937	59,721
Marvell Technology Group Ltd.*	7,791	161,663
MEMC Electronic Materials, Inc.*	3,442	46,880
Microchip Technology, Inc.	2,904	84,390
Micron Technology, Inc.*	13,524	142,813
National Semiconductor Corp.	3,533	54,267
Novellus Systems, Inc.*	1,435	33,493
NVIDIA Corp.*	8,698	162,479
ON Semiconductor Corp.*	6,475	57,045
PMC - Sierra, Inc.*	3,513	30,423
Semtech Corp.*	905	15,394
Silicon Laboratories, Inc.*	721	34,853
Skyworks Solutions, Inc.*	2,670	37,887
Teradyne, Inc.*	2,555	27,415
Tessera Technologies, Inc.*	743	17,290
Texas Instruments, Inc.	20,338	530,008
Varian Semiconductor Equipment Associates, Inc.*	1,067	38,284
Xilinx, Inc.	4,415	110,640
		4,543,456

Software - 5.6%
Adobe Systems, Inc.*	8,372	307,922
ANSYS, Inc.*	1,350	58,671
Autodesk, Inc.*	3,614	91,832
BMC Software, Inc.*	2,948	118,215
CA, Inc.	6,687	150,190
Cadence Design Systems, Inc.*	4,173	24,996
Check Point Software Technologies Ltd.*	2,682	90,866
Citrix Systems, Inc.*	2,901	120,711
Compuware Corp.*	3,562	25,753
Concur Technologies, Inc.*	630	26,933
Electronic Arts, Inc.*	5,139	91,217
FactSet Research Systems, Inc.	650	42,817
Informatica Corp.*	1,392	35,997
Intuit, Inc.*	4,702	144,398
Jack Henry & Associates, Inc.	1,330	30,750
MICROS Systems, Inc.*	1,185	36,771
Microsoft Corp.	126,356	3,852,594
Novell, Inc.*	5,588	23,190
Nuance Communications, Inc.*	3,273	50,862
Parametric Technology Corp.*	1,716	28,039
Progress Software Corp.*	597	17,438
Red Hat, Inc.*	3,002	92,762
Salesforce.com, Inc.*	1,647	121,499
Solera Holdings, Inc.	1,038	37,378
Sybase, Inc.*	1,206	52,340
Symantec Corp.*	13,111	234,556
Synopsys, Inc.*	2,209	49,217
TIBCO Software, Inc.*	2,758	26,560
TiVo, Inc.*	1,624	16,532
VMware, Inc.*	838	35,514
		6,036,520

Specialty Retail - 3.1%
Aaron's, Inc.	696	19,300
Advance Auto Parts, Inc.	1,456	58,939
American Eagle Outfitters, Inc.	2,641	44,844
Bed Bath & Beyond, Inc.*	4,183	161,589
Best Buy Co., Inc.	5,417	213,755
CarMax, Inc.*	3,157	76,557
Chico's FAS, Inc.*	2,633	36,994
GameStop Corp.*	2,514	55,157
Gap, Inc.	8,100	169,695
Home Depot, Inc.	27,125	784,726
J Crew Group, Inc.*	771	34,495
Limited Brands, Inc.	4,390	84,464
Lowe's Co.'s, Inc.	23,358	546,344
Office Depot, Inc.*	4,252	27,425
O'Reilly Automotive, Inc.*	2,061	78,565
PetSmart, Inc.	1,909	50,951
RadioShack Corp.	1,850	36,075
Ross Stores, Inc.	1,997	85,292
Signet Jewelers Ltd.*	1,278	34,148
Staples, Inc.	11,536	283,670
Tiffany & Co.	1,980	85,140
TJX Co.'s, Inc.	6,769	247,407
Tractor Supply Co.*	543	28,757
Williams-Sonoma, Inc.	1,484	30,838
		3,275,127

Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp.*	215	21,870
Fossil, Inc.*	698	23,425
Jones Apparel Group, Inc.	1,382	22,195
Nike, Inc., Class B	4,314	285,026
Phillips-Van Heusen Corp.	770	31,324
Wolverine World Wide, Inc.	734	19,979
		403,819

Thrifts & Mortgage Finance - 0.4%
First Niagara Financial Group, Inc.	2,764	38,447
Hudson City Bancorp, Inc.	7,695	105,652
New York Community Bancorp, Inc.	6,758	98,059
NewAlliance Bancshares, Inc.	1,496	17,967
People's United Financial, Inc.	5,525	92,268
Washington Federal, Inc.	1,661	32,124
		384,517

Trading Companies & Distributors - 0.2%
Fastenal Co.	2,222	92,524
MSC Industrial Direct Co.	644	30,268
W.W. Grainger, Inc.	986	95,474
Watsco, Inc.	416	20,376
WESCO International, Inc.*	656	17,719
		256,361

Water Utilities - 0.0%
Aqua America, Inc.	2,031	35,563

Wireless Telecommunication Services - 0.6%
American Tower Corp.*	6,411	277,019
Crown Castle International Corp.*	3,945	154,013
Leap Wireless International, Inc.*	996	17,480
MetroPCS Communications, Inc.*	3,749	28,605
NII Holdings, Inc.*	2,646	88,853
SBA Communications Corp.*	1,748	59,712
Syniverse Holdings, Inc.*	1,026	17,934
Telephone & Data Systems, Inc.	764	25,915
		669,531

Total Equity Securities (Cost $100,854,370)		103,390,881

U.S. TREASURY - 0.6%	PRINCIPAL AMOUNT
United States Treasury Bills, 1/21/10 ^	$650,000	649,903

Total U.S. Treasury (Cost $649,903)		649,903

TIME DEPOSIT - 9.3%
State Street Corp. Time Deposit, 0.00%, 1/4/10	10,058,199	10,058,199

Total Time Deposit (Cost $10,058,199)		10,058,199

TOTAL INVESTMENTS (Cost $111,562,472) - 106.2%		114,098,983
Other assets and liabilities, net - (6.2%)		(6,702,934)
NET ASSETS - 100%		$107,396,049
		================
FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	26	3/10	$966,550	$25,706
E-Mini S&P 500 Index^	53	3/10	2,943,355	8,173
Total Purchased				$33,879
				=============

^ Futures collateralized by 650,000 units of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2009 there were no securities fair valued under the direction of the Board of Directors.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$103,390,881	--	--	$103,390,881
U.S. government obligations	--	$649,903	--	649,903
Other debt obligations	--	10,058,199	--	10,058,199
TOTAL	$103,390,881	$10,708,102	--	$114,098,983
	======================================================
Other financial instruments**	$33,879	--	--	$33,879
	======================================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

ANNUAL REPORT CALVERT SOCIAL INDEX FUND - 35

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Fund is subject to market risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 will require reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

36 - CALVERT SOCIAL INDEX FUND ANNUAL REPORT

NOTE B -- TAX INFORMATION

The cost of investments owned at December 31, 2009 for federal income tax purposes was $116,150,168. Net unrealized depreciation aggregated $2,051,185 of which $11,111,085 related to appreciated securities and $13,162,270 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $1,123,572, $900,355, $534,245 and $864,557 at September 30, 2009 may be utilized to offset future capital gains until expiration in September 2011, September 2012, September 2014, and September 2017, respectively.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:  /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President -- Principal Executive Officer

Date:  February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby
D. Wayne Silby -- President

Date:  February 25, 2010

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President -- Principal Executive Officer

Date:  February 25, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date:  February 25, 2010